Cash and Cash Equivalents - Schedule of Cash and Cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash balances on hand and at banks	$ 764,185	$ 347,879
Investments in money market funds	2,150,002	560,198
Time deposits	25,000	0
Total	$ 2,939,187	$ 908,077	$ 997,315	$ 843,978